Expense Example	Jan. 28, 2026 USD ($)
First American Multi-Manager Domestic Equity Fund | First American Multi-Manager Domestic Equity Fund, Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
First American Multi-Manager Domestic Equity Fund | First American Multi-Manager Domestic Equity Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
First American Multi-Manager Domestic Equity Fund | First American Multi-Manager Domestic Equity Fund, R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
First American Multi-Manager International Equity Fund | First American Multi-Manager International Equity Fund, Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
First American Multi-Manager International Equity Fund | First American Multi-Manager International Equity Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
First American Multi-Manager International Equity Fund | First American Multi-Manager International Equity Fund, R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
First American Multi-Manager Fixed-Income Fund | First American Multi-Manager Fixed-Income Fund, Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
First American Multi-Manager Fixed-Income Fund | First American Multi-Manager Fixed-Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
First American Multi-Manager Fixed-Income Fund | First American Multi-Manager Fixed-Income Fund, R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	$ 653